Note 5 - Prepaids and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information of prepayments and other assets [text block]
	2017	2016	2015

Sales tax recoverable and other current assets	$119,482	$147,119	$52,401
Research and development credit	1,287,539	-	-
Security deposits on leased properties	228,170	272,026	-
Prepaid expenses	322,536	339,772	98,522
	$1,957,727	$758,917	$150,923